                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:       811-082870

Exact Name of Registrant
(as specified in charter): Cohen & Steers Realty Income Fund, Inc.

Address of Principal Executive Office:    757 Third Avenue
                                          New York, NY 10017

Name and address of agent for service:    John E. McLean
                                          757 Third Avenue
                                          New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE          YIELD(a)
                                                 ---------   --------------   ------------
EQUITIES                                98.61%(b)
  COMMON STOCK                          91.14%
    DIVERSIFIED                          8.65%
         Capital Trust -- Class A..............     82,600   $    2,403,660       6.19%
         Colonial Properties Trust.............    552,400       22,217,528       6.66
         Crescent Real Estate Equities Co. ....    400,500        6,303,870       9.53
         iStar Financial.......................    711,700       29,343,391       6.77
         Lexington Corporate Properties
            Trust..............................    476,000       10,333,960       6.45
         Vornado Realty Trust..................  1,054,100       66,070,988       4.53
                                                             --------------
                                                                136,673,397
                                                             --------------
    HEALTH CARE                          6.85%
         Health Care Property Investors........  1,762,200       45,817,200       6.42
         Health Care REIT......................    499,600       17,585,920       6.82
         Nationwide Health Properties..........    721,500       14,971,125       7.13
         Ventas................................  1,149,900       29,805,408       5.02
                                                             --------------
                                                                108,179,653
                                                             --------------
    HOTEL                                2.37%
         Equity Inns...........................  1,343,000       13,268,840       5.26
         Hospitality Properties Trust..........    480,600       20,420,694       6.78
         Strategic Hotel Capital...............    279,200        3,774,784       6.51
                                                             --------------
                                                                 37,464,318
                                                             --------------
    INDUSTRIAL                           2.34%
         EastGroup Properties..................    264,800        8,791,360       5.78
         First Industrial Realty Trust.........    764,300       28,202,670       7.43
                                                             --------------
                                                                 36,994,030
                                                             --------------
    MORTGAGE                             1.91%
         Newcastle Investment Corp. ...........    981,973       30,146,571       7.82
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on net assets of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE                              24.51%
         Arden Realty..........................  1,783,000   $   58,090,140       6.20%
         BioMed Realty Trust...................    208,800        3,672,792       6.14
         Boston Properties.....................    682,600       37,809,214       4.69
         Brandywine Realty Trust...............  1,630,100       46,425,248       6.18
         CarrAmerica Realty Corp. .............  1,287,100       42,088,170       6.12
         CRT Properties........................    868,900       18,637,905       6.53
         Equity Office Properties Trust........  1,663,500       45,330,375       7.34
         HRPT Properties Trust.................  1,429,900       15,714,601       7.64
         Highwoods Properties..................    231,500        5,697,215       6.91
         Kilroy Realty Corp. ..................    593,300       22,563,199       5.21
         Mack-Cali Realty Corp. ...............    792,700       35,116,610       5.69
         Maguire Properties....................    685,300       16,659,643       6.58
         Prentiss Properties Trust.............  1,096,300       39,466,800       6.22
                                                             --------------
                                                                387,271,912
                                                             --------------
    OFFICE/INDUSTRIAL                    5.08%
         Liberty Property Trust................    605,200       24,111,168       6.12
         Mission West Properties...............    450,300        4,660,605       9.28
         Reckson Associates Realty Corp. ......  1,793,200       51,554,500       5.91
                                                             --------------
                                                                 80,326,273
                                                             --------------
    RESIDENTIAL                         20.66%
       APARTMENT                        19.49%
         AMLI Residential Properties Trust.....  1,114,000       34,032,700       6.28
         Archstone-Smith Trust.................  1,590,100       50,310,764       5.44
         AvalonBay Communities.................    763,000       45,947,860       4.65
         Camden Property Trust.................    315,700       14,585,340       5.50
         Equity Residential....................  1,511,300       46,850,300       5.58
         Gables Residential Trust..............    912,300       31,155,045       7.06
         Home Properties.......................  1,064,600       42,115,576       6.27
         Mid-America Apartment Communities.....    371,000       14,450,450       6.01
         Post Properties.......................    466,800       13,957,320       6.02
         Town and Country Trust................    571,000       14,531,950       6.76
                                                             --------------
                                                                307,937,305
                                                             --------------

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
       MANUFACTURED HOME                 1.17%
         Affordable Residential Communities....    446,800   $    6,523,280       8.56%
         Sun Communities.......................    303,900       11,909,841       6.23
                                                             --------------
                                                                 18,433,121
                                                             --------------
         TOTAL RESIDENTIAL.....................                 326,370,426
                                                             --------------
    SELF STORAGE                         1.37%
         Shurgard Storage Centers..............    351,800       13,649,840       5.67
         Sovran Self Storage...................    204,500        8,012,310       6.18
                                                             --------------
                                                                 21,662,150
                                                             --------------
    SHOPPING CENTER                     16.95%
       COMMUNITY CENTER                  7.49%
         Cedar Shopping Centers................    447,900        6,248,205       6.45
         Developers Diversified Realty
            Corp. .............................    889,400       34,820,010       5.21
         Heritage Property Investment Trust....    803,100       23,426,427       7.20
         Inland Real Estate Corp. .............  1,182,500       17,323,625       6.55
         Kramont Realty Trust..................    809,300       15,052,980       6.99
         New Plan Excel Realty Trust...........    397,600        9,940,000       6.60
         Ramco-Gershenson Properties Trust.....    425,700       11,527,956       6.20
                                                             --------------
                                                                118,339,203
                                                             --------------
       REGIONAL MALL                     9.46%
         Glimcher Realty Trust.................    861,000       20,922,300       7.90
         Macerich Co. .........................    725,000       38,635,250       4.58
         Mills Corp. ..........................    694,800       36,039,276       4.59
         Pennsylvania Real Estate Investment
            Trust..............................    273,100       10,558,046       5.59
         Simon Property Group..................    806,400       43,247,232       4.85
                                                             --------------
                                                                149,402,104
                                                             --------------
         TOTAL SHOPPING CENTER.................                 267,741,307
                                                             --------------
    SPECIALTY                            0.45%
         American Campus Communities...........    383,600        7,119,616       7.27
                                                             --------------
              TOTAL COMMON STOCK
                (Identified cost --
                 $1,072,293,041)...............               1,439,949,653
                                                             --------------

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
  PREFERRED STOCK                        7.47%
    DIVERSIFIED                          0.99%
         Colonial Properties Trust, 9.25%,
            Series C...........................      2,300   $       60,835       8.73%
         Colonial Properties Trust, 8.125%,
            Series D...........................    120,400        3,179,764       7.69
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)......    291,900        6,191,199       7.97
         iStar Financial, 7.80%, Series F......     49,800        1,255,956       7.73
         iStar Financial, 7.65%, Series G......    200,300        5,007,500       7.64
                                                             --------------
                                                                 15,695,254
                                                             --------------
    HEALTH CARE                          1.52%
         Health Care REIT, 7.625%, Series F....    352,800        8,731,800       7.72
         LTC Properties, 8.00%, Series F.......    200,000        5,084,000       7.87
         Nationwide Health Properties, 7.677%,
            Series P...........................     49,800        5,051,588       7.57
         Omega Healthcare Investors, 8.375%,
            Series D...........................    200,000        5,210,000       8.02
                                                             --------------
                                                                 24,077,388
                                                             --------------
    HOTEL                                0.38%
         FelCor Lodging Trust, $1.95, Series A
            (Convertible)......................     48,900        1,183,380       8.06
         FelCor Lodging Trust, 9.00%,
            Series B...........................     28,100          719,360       8.79
         Innkeepers USA Trust, 8.00%,
            Series C...........................    162,300        4,106,190       7.91
                                                             --------------
                                                                  6,008,930
                                                             --------------
    MORTGAGE                             0.09%
         Newcastle Investment Corp., 9.75%,
            Series B...........................     52,200        1,403,658       9.07
                                                             --------------
    OFFICE                               1.33%
         Alexandria Real Estate Equities,
            9.10%, Series B....................     28,700          775,474       8.44
         HRPT Properties Trust, 8.75%,
            Series B...........................    159,300        4,344,111       8.03
         Highwoods Properties, 8.625%,
            Series A...........................      7,400        7,719,125       8.27
         Highwoods Properties, 8.00%,
            Series B...........................     20,300          510,951       7.95
         Kilroy Realty, 7.80%, Series E........     19,314          500,039       7.53
         Maguire Properties, 7.625%,
            Series A...........................    119,400        2,973,060       7.67
         SL Green Realty Corp., 7.625%,
            Series C...........................    159,300        4,082,859       7.45
         SL Green Realty Corp., 7.875%,
            Series D...........................      1,261           32,156       7.73
                                                             --------------
                                                                 20,937,775
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE/INDUSTRIAL                    0.11%
         PS Business Parks, 8.75%, Series F....     66,000   $    1,758,900       8.22%
                                                             --------------
    RESIDENTIAL                          1.01%
       APARTMENT                         0.69%
         Apartment Investment & Management Co.,
            9.375%, Series G...................     73,000        1,946,180       8.78
         Apartment Investment & Management Co.,
            10.10%, Series Q...................     52,800        1,399,200       9.55
         Apartment Investment & Management Co.,
            10.00%, Series R...................    116,100        3,096,387       9.37
         Mid-America Apartment Communities,
            8.30%, Series H....................    171,800        4,427,286       8.07
                                                             --------------
                                                                 10,869,053
                                                             --------------
       MANUFACTURED HOME                 0.32%
         Affordable Residential Communities,
            8.25%, Series A....................    200,000        5,102,000       8.08
                                                             --------------
         TOTAL RESIDENTIAL.....................                  15,971,053
                                                             --------------
    SHOPPING CENTER                      1.85%
       COMMUNITY CENTER                  0.60%
         Cedar Shopping Centers, 8.875%,
            Series A...........................    100,000        2,625,000       8.46
         Developers Diversified Realty Corp.,
            8.60%, Series F....................     67,700        1,814,360       8.02
         Kramont Realty Trust, 8.25%,
            Series E...........................    123,000        3,268,110       7.75
         Ramco-Gershenson Property Trust,
            9.50%, Series B....................     25,000          677,500       8.78
         Urstadt Biddle Properties, 8.50%,
            Series C...........................     10,000        1,092,500       7.78
                                                             --------------
                                                                  9,477,470
                                                             --------------
       FREE STANDING                     0.04%
         Commercial Net Lease Realty, 9.00%,
            Series A...........................     24,400          664,900       8.26
                                                             --------------

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                      NUMBER                        DIVIDEND
                                                     OF SHARES       VALUE           YIELD
                                                     ---------   --------------   ------------
       REGIONAL MALL                         1.21%
         CBL & Associates Properties, 8.75%,
            Series B..............................      48,800   $    2,623,000       8.15%
         CBL & Associates Properties, 7.75%,
            Series C..............................      59,700        1,564,737       7.40
         Glimcher Realty Trust, 8.75%,
            Series F..............................      63,100        1,671,519       8.27
         Glimcher Realty Trust, 8.125%,
            Series G..............................     140,000        3,563,000       7.98
         Mills Corp., 9.00%, Series B.............     147,000        3,995,460       8.28
         Mills Corp., 9.00%, Series C.............      43,800        1,204,500       8.18
         Mills Corp., 8.75%, Series E.............      68,700        1,854,900       8.11
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A...............       9,800          583,100       9.24
         Taubman Centers, 8.30%, Series A.........      76,300        1,962,436       8.09
                                                                 --------------
                                                                     19,022,652
                                                                 --------------
         TOTAL SHOPPING CENTER....................                   29,165,022
                                                                 --------------
    SPECIALTY                                0.19%
         Capital Automotive REIT, 7.50%,
            Series A..............................     119,400        3,032,760       7.40
                                                                 --------------
              TOTAL PREFERRED STOCK
                (Identified cost
                 -- $164,738,949).................                  118,050,740
                                                                 --------------
              TOTAL EQUITIES
                (Identified cost
                 -- $1,237,031,990)...............                1,558,000,393
                                                                 --------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                     ----------
CORPORATE BOND                               0.28%
         Host Marriott, LP, 9.50%, due 01/15/07
            (Identified cost -- $3,943,546).......   $3,980,000   $    4,427,750
                                                                  --------------
COMMERCIAL PAPER                             0.49%
         UBS Financial, 1.40%, due 10/01/04
            (Identified cost -- $7,751,000).......    7,751,000        7,751,000
                                                                  --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,248,726,536)...............    99.38%                 1,570,179,143(a)
OTHER ASSETS IN EXCESS OF LIABILITIES...     0.62%                     9,811,585
                                           ------                 --------------
NET ASSETS..............................   100.00%                $1,579,990,728
                                           ------                 --------------
                                           ------                 --------------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $321,452,607 based on cost for federal income tax purposes of $1,248,726,536. This consisted of aggregate gross unrealized appreciation on investments of $323,763,315 and aggregate gross unrealized depreciation on investments of $2,310,708.

--------------------------------------------------------------------------------
                                       7

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
    Name: Robert H. Steers
    Title: Chairman

    Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ Robert H. Steers                     By: /s/ Martin Cohen
    ----------------------------------           -------------------------------
    Name: Robert H. Steers                   Name: Martin Cohen
    Title: Chairman, Secretary and           Title: President, Treasurer and
            principal executive officer              principal financial officer



    Date: November 29, 2004


                                      9